Financial risk management and financial instruments - Derivatives Held for Trading (Details) R in Millions, $ in Millions	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)
Foreign exchange contracts and crude oil futures
Financial risk management and financial instruments
Fair value of assets		R 15		R 42
Fair value of liabilities		(71)		(136)
Foreign exchange contracts
Financial risk management and financial instruments
Fair value of assets		15		42
Fair value of liabilities		(44)		(45)
Contract/Notional amount | $	$ 146		$ 226
Crude oil futures
Financial risk management and financial instruments
Fair value of liabilities		(27)		(91)
Contract/Notional amount	$ 92	R 1,521	$ 194	R 2,792